Organization, Consolidation and Principal Activities - Additional Information (Details)	Jun. 30, 2025
Beijing Quhuo Information Technology Co., Ltd. ("WFOE") | Beijing Quhuo Information Technology Co., Ltd. ("WFOE")
Organization, Consolidation and Principal Activities
Percentage of ownership by subsidiary WFOE	100.00%